Future operations and going concern	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future operations and going concern

Note 2.      Future operations and going concern

The Group experienced a loss from operations in this reporting period. Although the WISeKey Group does anticipate being able to generate profits in the near future, this cannot be predicted with any certainty. The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

The Group incurred a net operating loss of USD 26.7 million and had positive working capital of USD 17.8 million as at December 31, 2021, calculated as the difference between current assets and current liabilities. Based on the Group’s cash projections for the next 12 months to April 30, 2023, it has sufficient liquidity to fund operations and financial commitments. Historically, the Group has been dependent on equity financing to augment the operating cash flow to cover its cash requirements. Any additional equity financing may be dilutive to shareholders.

On February 08, 2018 the Group entered into a Standby Equity Distribution Agreement (“SEDA”) with Yorkville (see Note 27 for detail). Pursuant to the SEDA, Yorkville commits to provide equity financing to WISeKey in the aggregate amount of up to CHF 50.0 million in exchange for Class B Shares over a three-year period. Provided that a sufficient number of Class B Shares is provided through share lending, WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the Class B Shares are issued out of authorized share capital) or purchase (if the Class B Shares are delivered out of treasury) Class B Shares worth up to CHF 5.0 million by drawdown, subject to certain exceptions and limitations. On March 04, 2020, the SEDA was extended by 24 months to March 31, 2023. In the year 2021, WISeKey made one drawdown for CHF 363,876 (USD 380,568 at historical rate). As at December 31, 2021, the outstanding equity financing available was CHF 45,643,955.

On May 18, 2020, the Group entered into an Agreement for the Issuance and Subscription of Convertible Notes (the “Nice & Green Facility”) with Nice & Green SA (“Nice & Green”) (see Note 27 for detail.) Pursuant to the Nice & Green Facility, Nice & Green commits to subscribe for up to CHF 10.0 million of interest-free convertible notes, over a two-year period. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 12 months from issuance. In year 2021, WISeKey made no subscription. As at December 31, 2021, the outstanding Nice & Green Facility available was CHF 1,083,111 (USD 1,187,876) and there were no unconverted outstanding loan amounts.

On June 29,2021, WISeKey entered into an Agreement for the Subscription of up to $22M Convertible Notes (the “L1 Facility”) with L1 Capital Global Opportunities Master Fund (“L1”), pursuant to which L1 commits to grant a loan to WISeKey for up to a maximum amount of USD 22 million divided into tranches of variable sizes, during a commitment period of 24 months ending June 28, 2023. The initial tranche was agreed in the L1 Facility agreement as USD 11 million to be funded on June 29, 2021 (the “L1 Initial Tranche”). On September 27, 2021, WISeKey and L1 signed the First Amendment to the Subscription Agreement (the “L1 First Amendment”), pursuant to which, for the remaining facility, WISeKey has the right to request L1 to subscribe for four “accelerated” note tranches of up to USD 2,750,000 each or any other amount agreed between the parties (the “L1 Accelerated Tranches”), at the date and time determined by WISeKey during the commitment period, subject to certain conditions. In 2021, WISeKey made five subscriptions under the L1 Facility for a total of USD 6 million L1 Accelerated Tranches, in addition to the L1 Initial Tranche of USD 11 million. As at December 31, 2021, the outstanding L1 Facility available was USD 5 million. Convertible notes in an aggregate amount of USD 3.5 million remained unconverted.

On June 29,2021, WISeKey entered into an Agreement for the Subscription of up to $22M Convertible Notes (the “Anson Facility”) with Anson Investments Master Fund LP (“Anson”), pursuant to which Anson commits to grant a loan to WISeKey for up to a maximum amount of USD 22 million divided into tranches of variable sizes, during a commitment period of 24 months ending June 28, 2023. The initial tranche was agreed in the Anson Facility agreement as USD 11 million to be funded on June 29, 2021 (the “Anson Initial Tranche”). On September 27, 2021, WISeKey and Anson signed the First Amendment to the Subscription Agreement, pursuant to which, for the remaining facility, WISeKey has the right to request Anson to subscribe for four “accelerated” note tranches of up to USD 2,750,000 each or any other amount agreed between the parties (the “Anson Accelerated Tranches”), at the date and time determined by WISeKey during the commitment period, subject to certain conditions. In 2021, WISeKey made two subscriptions under the Anson Facility for a total of USD 5.5 million Anson Accelerated Tranches, in addition to the Anson Initial Tranche of USD 11 million. As at December 31, 2021, the outstanding Anson Facility available was USD 5.5 million. Convertible notes in an aggregate amount of USD 6.7 million remained unconverted.

The SEDA, the Nice & Green Facility, the L1 Facility and the Anson Facility will be used as a safeguard should there be any additional cash requirements not covered by other types of funding.

Based on the foregoing, Management believe it is correct to present these figures on a going concern basis.